LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule for computing loss per share

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,390,021)	(2,464,796)	(2,080,825)
Denominator:
Weighted average number of ordinary shares outstanding	360,002,151	362,644,898	667,844,843
Basic and diluted loss per share	(6.64)	(6.80)	(3.12)

Schedule of weighted average number of shares excluded from calculation of diluted loss per share.

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Series A convertible redeemable preferred shares	77,000,000	77,000,000	—
Series B convertible redeemable preferred shares	37,748,300	37,748,300	—
Series C convertible redeemable preferred shares	44,286,448	44,286,448	—
Series D convertible redeemable preferred shares	64,001,162	64,001,162	—
Series E convertible redeemable preferred shares	93,580,586	93,580,586	—
Series F convertible redeemable preferred shares	46,422,978	116,857,842	—
Share options	34,158,863	37,951,132	42,253,493
Restricted share units	5,676,866	4,505,362	16,188,798